Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2014
Distribution Date:	1/15/2015

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float

Currently Outstanding under the Global Registered Covered Bond Program			$7,522,245,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$10,214,075,000

Total Outstanding			$17,736,320,000

OSFI Covered Bond Limit			$32,134,043,080

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2014
Distribution Date:	1/15/2015

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(2)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating

	Moody's	Fitch	DBRS

Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS

Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(3)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating

	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1)Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.
(2)The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(3) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2014
Investor Report Date:	1/15/2015

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$7,522,245,000

A = Lesser of (i) LTV Adjusted Loan Balance and			9,182,713,254.22		A (i)	9,821,083,694.35
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	9,182,713,254.22
B = Principal Receipts up to Calculation Date not otherwise applied			-		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			-		Maximum Asset Percentage:	95.0%
D = Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Negative Carry Factor Calculation			174,089,745.62
Total: A + B + C + D + E - F			9,008,623,508.60

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			$7,594,995,219

A = lesser of (i) Present Value of outstanding loan balance of			9,878,069,319.19		A (i)	9,878,069,319.19
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	19,157,757,488.41
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund balance and
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			9,878,069,319.19

Intercompany Loan Balance

Guarantee Loan			8,054,570,846.79
Demand Loan			2,008,983,405.40
Total			10,063,554,252.19

Portfolio Losses

Period End	Write off Amounts		Loss Percentage (annualized)
December 30, 2014			N/A

Portfolio Flow of Funds

	30-Dec-14		27-Nov-14
Cash Inflows
Principal Receipts	174,432,197.77		155,528,017.28
Proceeds from Sale of Loans	10,032,673.93		2,726,076.99
Revenue Receipts	28,457,871.88		24,779,487.80
Swap Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(10,789,899.44)		(11,600,036.03)
Mortgage Purchase	(32,306,440.85)		(2,600,261.49)
Intercompany Loan Repayment	(152,161,889.62)	(5)	(155,643,760.58)	(6)
Other Outflows(7)	233,423.85		(229,444.76)
Net Inflows/(Outflows)	17,897,937.52		12,960,079.21

(1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon originiation or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction. Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of December, being 2.9633%.

(5) This amount is to be paid out on January 19th, 2015.

(6) This amount was paid out on December 17th, 2014.

(7) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2014
Distribution Date:	1/15/2015

Portfolio Summary Statistics

Previous Month Ending Balance	$9,972,387,368
Current Month Ending Balance	$9,820,225,478
Number of Mortgage Loans in Pool	60,045
Average Loan Size	$163,548
Number of Primary Borrowers	50,669
Number of Properties	52,952

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	50.58%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	63.91%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	78.40%
Weighted Average Seasoning of Loans in the Portfolio	32.15	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.06%
Weighted Average Original Term of Loans in the Portfolio	55.50	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	23.35	(Months)
Weighted Average Maturity of Outstanding Covered Bonds	56.32	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	60,014	99.95%	9,812,754,002	99.92%
30 to 59 Days Past Due	19	0.03%	4,282,904	0.04%
60 to 89 Days Past Due	7	0.01%	2,119,877	0.02%
90 or More Days Past Due	5	0.01%	1,068,695	0.01%
Total	60,045	100.00%	9,820,225,478	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	5,995	9.98%	1,127,682,154	11.48%
British Columbia	8,476	14.12%	1,907,508,224	19.42%
Manitoba	1,332	2.22%	161,734,523	1.65%
New Brunswick	1,409	2.35%	127,089,457	1.29%
Newfoundland	1,246	2.08%	140,552,217	1.43%
Northwest Territories	16	0.03%	1,962,954	0.02%
Nova Scotia	2,299	3.83%	239,572,515	2.44%
Nunavut	-	0.00%	-	0.00%
Ontario	29,689	49.44%	4,886,779,555	49.76%
Prince Edward Island	326	0.54%	29,897,337	0.30%
Quebec	7,613	12.68%	939,305,839	9.57%
Saskatchewan	1,496	2.49%	229,581,018	2.34%
Yukon	148	0.25%	28,559,685	0.29%
Total	60,045	100.00%	9,820,225,478	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (5)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	461	0.77%	67,203,441	0.68%
599 or less	629	1.05%	83,641,533	0.85%
600 - 650	1,153	1.92%	176,497,372	1.80%
651 - 700	3,082	5.13%	501,998,626	5.11%
701 - 750	6,344	10.57%	1,101,556,637	11.22%
751 - 800	10,066	16.76%	1,744,064,315	17.76%
801 and Above	38,310	63.80%	6,145,263,553	62.58%
Total	60,045	100.00%	9,820,225,478	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recenly determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2014
Distribution Date:	1/15/2015

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	43,929	73.16%	7,162,970,204	72.94%
Variable	16,116	26.84%	2,657,255,274	27.06%
Total	60,045	100.00%	9,820,225,478	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	53,156	88.53%	8,278,674,806	84.30%
Non-STEP	6,889	11.47%	1,541,550,672	15.70%
Total	60,045	100.00%	9,820,225,478	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	60,045	100.00%	9,820,225,478	100.00%
Total	60,045	100.00%	9,820,225,478	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	45,223	75.32%	7,757,589,146	79.00%
3.5000 - 3.9999	10,460	17.42%	1,532,046,290	15.60%
4.0000 - 4.4999	3,027	5.04%	381,947,629	3.89%
4.5000 - 4.9999	841	1.40%	98,797,858	1.01%
5.0000 - 5.4999	373	0.62%	39,028,378	0.40%
5.5000 - 5.9999	86	0.14%	8,190,869	0.08%
6.0000 - 6.4999	25	0.04%	2,139,644	0.02%
6.5000 - 6.9999	5	0.01%	267,329	0.00%
7.0000 - 7.4999	2	0.00%	113,769	0.00%
7.5000 - 7.9999	3	0.00%	104,566	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	60,045	100.00%	9,820,225,478	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	9,383	15.63%	501,759,826	5.11%
20.01-25.00	3,502	5.83%	362,111,552	3.69%
25.01-30.00	3,754	6.25%	456,471,247	4.65%
30.01-35.00	4,250	7.08%	600,493,720	6.11%
35.01-40.00	4,316	7.19%	703,069,075	7.16%
40.01-45.00	4,043	6.73%	678,818,142	6.91%
45.01-50.00	4,336	7.22%	827,937,978	8.43%
50.01-55.00	4,944	8.23%	1,014,541,325	10.33%
55.01-60.00	5,863	9.76%	1,279,231,229	13.03%
60.01-65.00	6,545	10.90%	1,508,147,534	15.36%
65.01-70.00	5,232	8.71%	1,159,926,440	11.81%
70.01-75.00	2,445	4.07%	478,073,426	4.87%
75.01-80.00	1,018	1.70%	179,787,967	1.83%
80.01 and Above	414	0.69%	69,856,018	0.71%
Total	60,045	100.00%	9,820,225,478	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2014
Distribution Date:	1/15/2015

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	12,205	20.33%	1,731,403,114	17.63%
12.00 - 23.99	21,886	36.45%	3,468,832,985	35.32%
24.00 - 35.99	20,641	34.38%	3,829,062,608	38.99%
36.00 - 41.99	1,224	2.04%	213,228,676	2.17%
42.00 - 47.99	1,099	1.83%	135,388,014	1.38%
48.00 - 53.99	498	0.83%	71,026,185	0.72%
54.00 - 59.99	1,761	2.93%	252,366,801	2.57%
60.00 - 65.99	544	0.91%	85,393,365	0.87%
66.00 - 71.99	20	0.03%	3,990,891	0.04%
72.00 and Above	167	0.28%	29,532,839	0.30%
Total	60,045	100.00%	9,820,225,478	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	23,108	38.48%	1,241,580,539	12.64%
100,000 - 149,999	11,156	18.58%	1,385,688,840	14.11%
150,000 - 199,999	8,557	14.25%	1,486,607,034	15.14%
200,000 - 249,999	5,908	9.84%	1,320,484,591	13.45%
250,000 - 299,999	4,095	6.82%	1,118,442,910	11.39%
300,000 - 349,999	2,423	4.04%	783,149,153	7.97%
350,000 - 399,999	1,575	2.62%	587,596,793	5.98%
400,000 - 449,999	939	1.56%	397,334,446	4.05%
450,000 - 499,999	651	1.08%	307,973,759	3.14%
500,000 - 549,999	404	0.67%	211,646,309	2.16%
550,000 - 599,999	288	0.48%	164,448,459	1.67%
600,000 - 649,999	200	0.33%	125,012,056	1.27%
650,000 - 699,999	146	0.24%	98,309,917	1.00%
700,000 - 749,999	97	0.16%	70,219,409	0.72%
750,000 - 799,999	89	0.15%	69,007,626	0.70%
800,000 - 849,999	67	0.11%	55,322,704	0.56%
850,000 - 899,999	58	0.10%	50,571,105	0.51%
900,000 - 949,999	52	0.09%	48,178,691	0.49%
950,000 - 999,999	33	0.05%	32,269,318	0.33%
1,000,000 or Greater	199	0.33%	266,381,818	2.71%
Total	60,045	100.00%	9,820,225,478	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	6,490	10.81%	932,843,528	9.50%
Single Family	52,297	87.10%	8,661,423,925	88.20%
Multi Family	1,130	1.88%	205,122,216	2.09%
Other	128	0.21%	20,835,808	0.21%
Total	60,045	100.00%	9,820,225,478	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2014
Distribution Date:	1/15/2015

Portfolio Current Indexed LTV and Delinquency Distribution by Province
Current LTV (%)(1)(2)(4)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(3)
Alberta	All	56,558,309	42,364,354	54,631,490	71,629,845	86,784,495	82,562,272	102,739,412	125,835,495	161,683,766	216,770,171	111,223,943	8,877,093	5,295,990	725,519	1,127,682,154	11.48%
Alberta	Current and Less Than 30 Days Past Due	56,558,309	42,364,354	54,412,937	71,629,845	86,784,495	82,381,188	102,739,412	125,835,495	161,683,766	216,770,171	111,223,943	8,877,093	5,295,990	725,519	1,127,282,517	99.96%
Alberta	30 to 59 Days Past Due	-	-	-	-	-	181,084	-	-	-	-	-	-	-	-	181,084	0.02%
Alberta	60 to 89 Days Past Due	-	-	218,553	-	-	-	-	-	-	-	-	-	-	-	218,553	0.02%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	105,666,979	85,986,611	95,768,568	116,342,784	148,422,871	140,868,994	162,336,465	180,662,523	205,316,148	260,662,430	277,299,964	87,884,755	37,070,014	3,219,118	1,907,508,224	19.42%
	Current and Less Than 30 Days Past Due	105,583,787	85,514,201	95,721,138	116,342,784	148,422,871	140,868,994	162,252,602	180,662,523	205,316,148	259,971,322	276,999,034	87,884,755	37,070,014	3,219,118	1,905,829,292	99.91%
British Columbia	30 to 59 Days Past Due	38,904	27,801	47,431	-	-	-	83,863	-	-	-	-	-	-	-	197,998	0.01%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	691,108	-	-	-	-	691,108	0.04%
British Columbia	90 Days or More Past Due	44,288	444,609	-	-	-	-	-	-	-	-	300,929	-	-	-	789,826	0.04%
Manitoba	All	4,546,383	3,285,379	6,007,381	7,570,591	8,859,982	9,140,273	14,493,515	14,268,373	16,784,699	25,502,586	27,552,168	20,219,207	3,302,406	201,580	161,734,523	1.65%
Manitoba	Current and Less Than 30 Days Past Due	4,546,383	3,285,379	6,007,381	7,570,591	8,859,982	9,140,273	14,493,515	14,268,373	16,784,699	25,502,586	27,552,168	20,219,207	3,302,406	201,580	161,734,523	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	3,735,840	3,401,555	3,782,448	5,212,977	5,416,951	7,517,868	7,991,585	8,082,832	12,470,474	14,603,717	22,376,959	22,544,645	7,317,193	2,634,415	127,089,457	1.29%
New Brunswick	Current and Less Than 30 Days Past Due	3,735,840	3,401,555	3,782,448	5,212,977	5,416,951	7,517,868	7,991,585	8,082,832	12,470,474	14,603,717	22,376,959	22,544,645	7,317,193	2,634,415	127,089,457	100.00%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	5,892,529	3,105,169	4,956,116	5,427,776	4,806,735	8,793,788	7,521,868	14,907,531	16,222,541	15,002,258	24,781,888	20,873,527	6,565,350	1,695,142	140,552,217	1.43%
Newfoundland	Current and Less Than 30 Days Past Due	5,892,529	3,105,169	4,956,116	5,427,776	4,806,735	8,793,788	7,521,868	14,907,531	16,222,541	15,002,258	24,781,888	20,873,527	6,565,350	1,695,142	140,552,217	100.00%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	185,818	-	86,727	-	-	217,532	316,113	86,126	242,481	114,931	-	-	-	713,226	1,962,954	0.02%
	Current and Less Than 30 Days Past Due	185,818	-	86,727	-	-	217,532	316,113	86,126	242,481	114,931	-	-	-	713,226	1,962,954	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	8,276,059	7,177,169	7,188,381	9,309,603	11,975,333	11,481,297	13,985,733	15,437,298	17,901,959	21,870,061	30,750,242	35,859,363	31,469,909	16,890,107	239,572,515	2.44%
Nova Scotia	Current and Less Than 30 Days Past Due	8,276,059	7,136,049	7,188,381	9,260,014	11,975,333	11,481,297	13,985,733	15,437,298	17,901,959	21,870,061	30,750,242	35,859,363	31,469,909	16,890,107	239,481,805	99.96%
Nova Scotia	30 to 59 Days Past Due	-	41,120	-	49,589	-	-	-	-	-	-	-	-	-	-	90,710	0.04%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	261,998,693	178,085,159	234,492,932	310,695,148	354,393,855	335,981,142	436,885,166	554,898,868	719,748,289	804,724,827	480,820,962	147,233,513	52,463,283	14,357,718	4,886,779,555	49.76%
Ontario	Current and Less Than 30 Days Past Due	261,971,161	178,028,492	234,492,932	310,695,148	354,053,305	335,747,765	436,100,889	553,576,400	719,130,861	803,792,678	480,275,969	147,233,513	52,463,283	14,357,718	4,881,920,115	99.90%
Ontario	30 to 59 Days Past Due	27,532	-	-	-	340,550	233,377	784,277	1,322,468	617,428	-	224,494	-	-	-	3,550,125	0.07%
Ontario	60 to 89 Days Past Due	-	56,667	-	-	-	-	-	-	-	932,149	149,259	-	-	-	1,138,075	0.02%
Ontario	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	171,239	-	-	-	171,239	0.00%
Prince Edward Island	All	1,275,371	1,169,420	722,042	1,894,895	1,952,291	2,872,205	2,230,643	3,693,702	6,182,346	4,887,404	2,850,273	-	166,744	-	29,897,337	0.30%
	Current and Less Than 30 Days Past Due	1,275,371	1,169,420	722,042	1,894,895	1,952,291	2,872,205	2,230,643	3,693,702	6,182,346	4,887,404	2,850,273	-	166,744	-	29,897,337	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	43,751,787	31,628,666	39,732,426	60,188,864	67,925,735	65,099,775	62,430,406	73,975,613	96,665,975	109,610,138	145,243,764	115,215,889	24,184,777	3,652,025	939,305,839	9.57%
Quebec	Current and Less Than 30 Days Past Due	43,751,787	31,556,526	39,732,426	60,188,864	67,818,105	65,099,775	62,430,406	73,975,613	96,402,988	109,610,138	145,243,764	115,215,889	24,184,777	3,652,025	938,863,083	99.95%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	262,987	-	-	-	-	-	262,987	0.03%
Quebec	60 to 89 Days Past Due	-	72,140	-	-	-	-	-	-	-	-	-	-	-	-	72,140	0.01%
Quebec	90 Days or More Past Due	-	-	-	-	107,630	-	-	-	-	-	-	-	-	-	107,630	0.01%
Saskatchewan	All	9,730,463	5,908,070	9,102,735	11,965,480	12,378,725	13,865,395	16,576,490	22,266,426	25,761,963	33,600,354	36,670,492	18,847,856	10,138,885	2,767,685	229,581,018	2.34%
Saskatchewan	Current and Less Than 30 Days Past Due	9,730,463	5,908,070	9,102,735	11,965,480	12,378,725	13,865,395	16,576,490	22,266,426	25,761,963	33,600,354	36,670,492	18,847,856	10,138,885	2,767,685	229,581,018	100.00%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	141,596	-	-	255,756	152,101	417,601	430,583	426,540	250,587	798,656	355,786	517,579	1,813,417	22,999,483	28,559,685	0.29%
Yukon	Current and Less Than 30 Days Past Due	141,596	-	-	255,756	152,101	417,601	430,583	426,540	250,587	798,656	355,786	517,579	1,813,417	22,999,483	28,559,685	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	501,759,826	362,111,552	456,471,247	600,493,720	703,069,075	678,818,142	827,937,978	1,014,541,325	1,279,231,229	1,508,147,534	1,159,926,440	478,073,426	179,787,967	69,856,018	9,820,225,478	100.00%
	Current and Less Than 30 Days Past Due	501,649,102	361,469,215	456,205,263	600,444,130	702,620,896	678,403,681	827,069,839	1,013,218,857	1,278,350,814	1,506,524,277	1,159,080,518	478,073,426	179,787,967	69,856,018	9,812,754,002	99.92%
	30 to 59 Days Past Due	66,435	68,922	47,431	49,589	340,550	414,461	868,140	1,322,468	880,415	-	224,494	-	-	-	4,282,904	0.04%
	60 to 89 Days Past Due	-	128,807	218,553	-	-	-	-	-	-	1,623,257	149,259	-	-	-	2,119,877	0.02%
	90 Days or More Past Due	44,288	444,609	-	-	107,630	-	-	-	-	-	472,169	-	-	-	1,068,695	0.01%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(4)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	12/30/2014
Distribution Date:	1/15/2015

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	4,895,847	1,951,754	3,770,747	5,162,238	4,015,208	3,300,965	4,492,773	8,381,887	9,596,475	11,715,484	5,102,014	3,760,152	873,302	184,593	67,203,441	0.68%
<=599	4,770,822	3,121,384	4,831,966	7,494,221	6,726,498	6,524,485	3,494,044	5,288,654	8,499,557	14,793,540	11,163,636	3,046,622	2,570,481	1,315,624	83,641,533	0.85%
600-650	8,369,691	7,419,495	10,199,527	14,064,295	12,070,359	9,779,396	8,838,603	14,564,519	24,196,362	23,818,450	28,534,504	8,654,898	3,907,846	2,079,427	176,497,372	1.80%
651-700	23,094,645	16,878,599	24,024,551	33,354,775	36,643,950	23,000,296	32,878,539	36,657,388	66,095,621	91,831,078	69,028,711	30,405,166	13,971,323	4,133,985	501,998,626	5.11%
701-750	40,935,627	38,313,504	46,870,590	63,863,884	80,280,625	67,447,647	79,462,180	109,551,396	145,417,666	190,721,024	139,628,463	63,855,897	24,356,647	10,851,488	1,101,556,637	11.22%
751-800	68,068,114	51,643,227	61,643,257	91,247,025	103,371,529	106,908,390	144,278,045	180,999,264	239,781,248	313,320,275	226,303,276	103,062,661	37,991,217	15,446,788	1,744,064,315	17.76%
>800	351,625,079	242,783,590	305,130,608	385,307,282	459,960,908	461,856,962	554,493,794	659,098,216	785,644,299	861,947,683	680,165,835	265,288,030	96,117,152	35,844,113	6,145,263,553	62.58%
Total	501,759,826	362,111,552	456,471,247	600,493,720	703,069,075	678,818,142	827,937,978	1,014,541,325	1,279,231,229	1,508,147,534	1,159,926,440	478,073,426	179,787,967	69,856,018	9,820,225,478	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.